Document and Entity Information	Mar. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2026
Entity Registrant Name	FAIR ISAAC CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-11689
Entity Tax Identification Number	94-1499887
Entity Address Address Line 1	5 West Mendenhall, Suite 105
Entity Address City Or Town	Bozeman
Entity Address State Or Province	MT
Entity Address Postal Zip Code	59715
City Area Code	406
Local Phone Number	982-7276
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	FICO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0000814547